Financial assets at fair value through other comprehensive income - Summary of Investment (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Investment	¥ 104,970	¥ 129,060